Document and Entity Information	12 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	STB
Entity Registrant Name	STUDENT TRANSPORTATION INC.
Entity Central Index Key	0001419465
Current Fiscal Year End Date	--06-30
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	82,816,549